Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 16,952,637	$ 13,215,228
Allowance for credit loss	(8,016,322)	(8,047,527)	$ (5,744,387)	$ (1,808,889)
Accounts receivable, net	$ 8,936,315	$ 5,167,701